Borrowings	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Disclosure of borrowings [text block]
16.	Borrowings

The Group’s debt consists of interest-bearing borrowings from financial institutions, related parties and third parties. Outstanding borrowings, net of net debt issue costs, are as follows (in thousands):

	30 June 2023	31 December 2022
Senior Bonds	540,189	530,506
Convertible Bonds	51,211	32,441
Aztiq Convertible Bond	13,798	65,793
Mitsui Convertible Bond	54,134	—
Shinhan Convertible Bond	5,026	—
Alvogen Facility	70,271	64,588
Other borrowings	74,009	71,242
Total outstanding borrowings, net of debt issue costs	808,638	764,570
Less: current portion of borrowings	(22,463)	(19,916)
Total non-current borrowings	786,175	744,654

The weighted-average interest rates of outstanding borrowings for the six months ended 30 June 2023 and the twelve months ended 31 December 2022 are 12.52% and 12.41%, respectively.

Senior Bonds

As of 30 June 2023, the carrying amount, including accrued interest, of the Senior Bonds was $540.2 million. The Group has the option, at any time, to prepay all or any part of the outstanding bonds in exchange for the payment of the redemption premium pursuant to the terms of the agreement.

As a result of proceeds raised from the private placement offering executed in February 2023, the Company extinguished the liability related to the senior bond warrants resulting in the potential issuance of the 1.0% Senior Bond Warrants (see Note 22 for further information).

The Group has pledged its property, plant and equipment, intellectual property and trademarks as collateral for the Senior Bonds.

Convertible Bonds

On 25 January 2023, the Company issued an additional $10.0 million in Tranche B convertible bonds (the “Convertible Bonds”). Holders of the Tranche B Convertible Bonds may elect, at their sole discretion, to convert all or part of the principal amount and accrued interest into Alvotech ordinary shares at a conversion price of $10.00 per share on December 31, 2023, or June 30, 2024.

The conversion feature associated with the Tranche B Convertible Bonds was determined to be an embedded derivative as the economic characteristics and risks are not closely related to the debt host. The Tranche B conversion feature was bifurcated and classified as equity due to the conversion price having preservation and passage of time adjustments that meet the fixed-for-fixed criteria.

As of 30 June 2023, the carrying amount, including accrued interest, of the Tranche A and Tranche B Convertible Bonds was $41.3 million and $9.9 million, respectively.

Aztiq Convertible Bond and Other Bonds

In April 2023, ATP Holdings ehf., an affiliate of Aztiq, a related party, sold a portion of the Aztiq Convertible Bond to Mitsui & Co., Ltd. (“Mitsui”), a global trading and investment company headquartered in Japan, and Shinhan Healthcare fund 5 (“Shinhan”), a fund established under the laws of the Republic of Korea.

As of 30 June 2023, the carrying amount, including accrued interest, of the Aztiq Convertible Bond, the Mitsui Convertible Bond and the Shinhan Convertible Bond was $13.8 million, $54.1 million and $5.0 million, respectively. Fair value measurements of the derivative financial liabilities are set out in Note 22.

Alvogen Facility

In connection with the 16 November 2022 Senior Bond amendment, Alvotech entered into a subordinated loan agreement with Alvogen (the “Alvogen Facility”).

As of 30 June 2023, the carrying amount, including accrued interest, of the Alvogen Facility was $70.3 million.

Other borrowings

In December 2022 the Group refinanced its manufacturing facility in Reykjavik with two Landsbankinn hf. loans. Those two loans were denominated in ISK and included a conversion clause to convert them into USD. The conversion of these two loans took place in March 2023.

Under the terms of the loan agreements after conversion, the first loan includes annuity payments that are due monthly with a final maturity in December 2029 and a variable interest rate of USD SOFR plus a margin of 4.75%. The second loan is a bullet loan with a final maturity in December 2027 and a variable interest rate of USD SOFR plus a margin of 3.75%

The Group determined that conversion to USD of the two loans was a substantial modification to loan agreements and accounted for the transaction as an extinguishment. No gain or loss was recognized as part of the extinguishment.

As of 30 June 2023, the outstanding balance on the two loans was $17.1 million and $32.7 million, respectively.

Movements in the Group’s outstanding borrowings during the six months ended 30 June 2023 are as follows (in thousands):

30 June 2023
Borrowings, net at 1 January	764,570
Extinguishment of borrowings	(81,554)
Repayments of borrowings	(2,954)
Proceeds from new borrowings	96,450
Accrued interest	25,203
Recognition of new borrowing discount	(1,381)
Accretion/derecognition of borrowing discount	5,434
Amortisation of deferred debt issue cost	401
Foreign currency exchange difference	2,469
Borrowings, net at end of period	808,638

Maturities of the Group’s outstanding borrowings as of 30 June 2023 are as follows (in thousands):

30 June 2023
Within one year	22,463
Within two years	543,530
Within three years	197,841
Within four years	3,468
Thereafter	41,336
808,638

The Group’s indebtedness also includes interest-bearing loans from related parties, Alvogen and Aztiq. The Group’s outstanding borrowings from such related party loans are $84.1 million as of 30 June 2023. See Note 19 for further information.